CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans	$ 18,064	$ 19,386	$ 13,285
Mortgage-backed securities	204	272	289
Investment securities	3,022	2,162	1,714
Interest-earning deposits and other	399	306	150
Total interest income	21,689	22,126	15,438
Interest expense
Deposits	4,684	4,858	3,435
Borrowings	917	1,123	1,263
Total interest expense	5,601	5,981	4,698
Net interest income	16,088	16,145	10,740
Provision for losses on loans	1,280	700	550
Net interest income after provision for losses on loans	14,808	15,445	10,190
Other income
Rental	126	123	64
Gain (loss) on sale of real estate acquired through foreclosure	53	85	(23)
Gain on sale of loans	1,584	864	694
Earnings on bank-owned life insurance	322	292	138
Gain on death benefits from life insurance	492
Service fee income	1,599	1,510	450
Other operating	150	126
Total other income	4,326	3,000	1,323
General, administrative and other expense
Employee compensation and benefits	6,361	6,271	4,489
Occupancy and equipment	1,709	1,406	664
Property, payroll and other taxes	1,328	1,233	965
Data processing	635	543	238
Legal and professional	925	932	891
Advertising	299	451	197
FDIC expense	433	611	291
Jeanie expense	361	342	130
Real estate owned loss expense	656	312	108
Core deposit intangible amortization	282	270
Other operating	1,572	1,555	567
Total general, administrative and other expense	14,561	13,926	8,540
Earnings before income taxes	4,573	4,519	2,973
Federal income taxes
Current	522	112	917
Deferred	696	1,041	78
Total federal income taxes	1,218	1,153	995
NET EARNINGS	$ 3,355	$ 3,366	$ 1,978
Earnings per share - basic and diluted (in dollars per share)	$ 0.45	$ 0.38	$ 0.23